Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting
Schedule of segment information for the reportable segments

	Year ended December 31, 2017
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Revenue from external customers	35,997	166,435	9,858	28,913	205,206	—	241,203

Adjusted (LBIT)/EBIT	(47,503)	3,272	578	3,029	6,879	(12,677)	(53,301)
Interest income	64	37	13	13	63	1,093	1,220
Equity in earnings of equity investees, net of tax	(4,547)	27,812	10,388	—	38,200	—	33,653

Operating (loss)/profit	(51,986)	31,121	10,979	3,042	45,142	(11,584)	(18,428)
Interest expense	—	—	—	66	66	1,389	1,455
Income tax expense	26	934	(457)	509	986	2,068	3,080
Net (loss)/income attributable to ordinary shareholders of the Company	(51,880)	28,999	9,773	1,261	40,033	(14,890)	(26,737)
Depreciation/amortization	2,400	116	17	18	151	27	2,578
Additions to non-current assets (other than financial instrument and deferred tax assets)	5,936	56	43	8	107	30	6,073

	As at December 31, 2017
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Total assets	63,268	122,665	58,961	13,794	195,420	339,244	597,932
Property, plant and equipment	13,917	160	61	30	251	52	14,220
Leasehold land	1,261	—	—	—	—	—	1,261
Goodwill	—	2,901	407	—	3,308	—	3,308
Other intangible asset	—	430	—	—	430	—	430
Investments in equity investees	19,512	69,417	55,308	—	124,725	—	144,237

	Year ended December 31, 2016
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(inUS$'000)
Revenue from external customers	35,228	149,861	6,984	24,007	180,852	—	216,080

Adjusted (LBIT)/EBIT	(36,657)	2,377	(493)	1,852	3,736	(13,306)	(46,227)
Interest income	52	31	34	1	66	384	502
Equity in earnings of equity investees, net of tax	(4,232)	60,288	10,188	—	70,476	—	66,244

Operating (loss)/profit	(40,837)	62,696	9,729	1,853	74,278	(12,922)	20,519
Interest expense	—	—	—	79	79	1,552	1,631
Income tax expense	—	777	(497)	289	569	3,762	4,331
Net (loss)/income attributable to ordinary shareholders of the Company	(40,735)	61,120	8,384	833	70,337	(17,904)	11,698
Depreciation/amortization	2,176	102	3	19	124	41	2,341
Additions to non-current assets (other than financial instrument and deferred tax assets)	4,138	67	20	51	138	51	4,327

	As at December 31, 2016
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Total assets	53,774	134,681	67,161	10,701	212,543	76,120	342,437
Property, plant and equipment	9,686	145	34	40	219	49	9,954
Leasehold land	1,220	—	—	—	—	—	1,220
Goodwill	—	2,730	407	—	3,137	—	3,137
Other intangible asset	—	469	—	—	469	—	469
Investments in equity investees	17,031	77,939	63,536	—	141,475	—	158,506

	Year ended December 31, 2015
	Innovation Platform	Commercial Platform
	Drug R&D	Prescription Drugs	Consumer Health
	PRC	PRC	PRC	Hong Kong	Subtotal	Unallocated	Total
	(in US$'000)
Revenue from external customers	52,016	105,478	3,028	17,681	126,187	—	178,203

Adjusted (LBIT)/EBIT	(119)	676	(169)	1,211	1,718	(11,186)	(9,587)
Interest income	79	114	29	1	144	228	451
Equity in earnings of equity investees, net of tax	(3,770)	15,653	10,689	—	26,342	—	22,572

Operating (loss)/profit	(3,810)	16,443	10,549	1,212	28,204	(10,958)	13,436
Interest expense	—	—	—	85	85	1,319	1,404
Income tax expense	—	239	—	148	387	1,218	1,605
Net (loss)/income attributable to ordinary shareholders of the Company	(3,810)	15,934	8,640	581	25,155	(13,352)	7,993
Depreciation/amortization	1,864	94	11	5	110	41	2,015
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,218	88	5	4	97	9	3,324

Schedule of reconciliation of adjusted LBIT to net (loss)/income

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Adjusted LBIT	(53,301)	(46,227)	(9,587)
Interest income	1,220	502	451
Equity in earnings of equity investees, net of tax	33,653	66,244	22,572
Interest expense	(1,455)	(1,631)	(1,404)
Income tax expense	(3,080)	(4,331)	(1,605)

Net (loss)/income	(22,963)	14,557	10,427